RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2024 and 2023, the Fund entered into several transactions with affiliates of the general partner and BF Garden Companion Limited Partnership as follows:

The Fund incurred an annual fund management fee to BF Garden Companion Limited Partnership in an amount equal to .5 percent of the aggregate cost of the apartment complexes owned by the operating limited partnerships, less the amount of certain asset management and reporting fees paid by the operating limited partnerships. The fund management fees earned and the reporting fees paid by the operating limited partners for the years ended March 2024 and 2023 are as follows:

2024
Fund Management Fee
net of Asset
	Gross Fund	Asset Management	Management
	Management Fee	and Reporting Fee	and Reporting Fee
Series 20	$—	$—	$—
Series 21	—	—	—
Series 22	—	—	—
Series 23	—	—	—
Series 24	—	—	—
Series 25	—	—	—
Series 26	—	—	—
Series 27	—	—	—
Series 28	—	—	—
Series 29	376	376	—
Series 30	—	—	—
Series 31	—	—	—
Series 32	—	—	—
Series 33	—	—	—
Series 34	18,492	3,000	15,492
Series 35	—	—	—
Series 36	—	—	—
Series 37	—	—	—
Series 38	—	—	—
Series 39	—	—	—
Series 40	—	—	—
Series 41	—	—	—
Series 42	—	—	—
Series 43	—	—	—
Series 44	—	—	—
Series 45	—	—	—
Series 46	39,482	29,833	9,649
	$58,350	$33,209	$25,141

NOTE B - RELATED PARTY TRANSACTIONS (Continued)

2023
Fund Management Fee
net of Asset
	Gross Fund	Asset Management and	Management
	Management Fee	Reporting Fee	and Reporting Fee
Series 20	$—	$—	$—
Series 21	—	—	—
Series 22	—	—	—
Series 23	—	—	—
Series 24	—	—	—
Series 25	—	—	—
Series 26	—	—	—
Series 27	—	—	—
Series 28	—	—	—
Series 29	4,512	3,000	1,512
Series 30	—	—	—
Series 31	—	—	—
Series 32	—	—	—
Series 33	—	—	—
Series 34	18,492	3,000	15,492
Series 35	—	—	—
Series 36	—	—	—
Series 37	—	—	—
Series 38	—	—	—
Series 39	—	—	—
Series 40	—	—	—
Series 41	—	—	—
Series 42	—	—	—
Series 43	—	—	—
Series 44	2,645	2,645	—
Series 45	13,575	8,729	4,846
Series 46	73,704	37,099	36,605
	$112,928	$54,473	$58,455

All fund management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership’s interests in operating limited partnerships. As of March 31, 2024 and 2023, total fund management fees accrued were $3,065,031 and $7,035,500, respectively.

During the year ended March 31, 2024 an affiliate of the General Partner made advances to the Fund totaling $64,000 to temporarily cover operating expenses of the Fund, all of which is outstanding as of March 31, 2024. The advances does not bear interest, are unsecured and are payable on demand.

An affiliate of the general partner has forgiven asset management fees payable as a result of the sales of all operating limited partnerships in one of the series. Total forgiveness of debt for the years ended March 31, 2024 and 2023 was $2,706,879 and $0, respectively. Because the transaction involved an affiliate of the general partner, the transaction is accounted for as an equity transaction instead of income to the Fund.

NOTE B - RELATED PARTY TRANSACTIONS (Continued)

The fund management fees paid for the years ended March 31, 2024 and 2023, are as follows:

	2024	2023
Series 20	$—	$—
Series 21	—	—
Series 22	—	—
Series 23	—	—
Series 24	—	—
Series 25	—	—
Series 26	—	—
Series 27	—	—
Series 28	—	—
Series 29	406,799	—
Series 30	—	—
Series 31	—	—
Series 32	—	—
Series 33	—	—
Series 34	—	—
Series 35	—	—
Series 36	—	—
Series 37	—	—
Series 38	—	—
Series 39	—	—
Series 40	—	—
Series 41	—	—
Series 42	—	—
Series 43	—	—
Series 44	—	30,914
Series 45	—	1,152,083
Series 46	915,141	676,315
	$1,321,940	$1,859,312